INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventory [Abstract]
Disclosure of inventory [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Dried cannabis, hemp biomass and terpenes	262,517	545,765
Packaging	446,994	-
Production work in process	1,616,623	462,737
Finished goods	1,679,148	819,671
	4,005,282	1,828,173